Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The
following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying condensed combined statements of operations for the three and nine months ended March 31, 2023 and 2022:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Revenues	$41,594	$49,259	$96,805	$96,415
Operating expenses (credits):
Revenue sharing expenses	$7,353	$5,791	$15,639	$12,187
Reimbursement under Arena License Arrangements	(8,911)	(10,047)	(18,761)	(19,097)
Cost reimbursement from MSG Sports	(9,789)	(9,159)	(28,781)	(28,888)
Corporate allocations to Sphere Entertainment	(40,794)	(32,343)	(114,761)	(106,628)
Other operating expenses, net	327	541	3,682	4,701

Total operating expenses (credits), net (a)	$(51,814)	$(45,217)	$(142,982)	$(137,725)

(a)
Of the total operating expenses, net, $
(804
) and $
(1,329)
for the three and nine months ended March 31, 2023, respectively, and $
(4,427)
and $
(7,458)
for the three and nine months ended March 31, 2022, respectively, are included in direct operating expenses in the accompanying condensed combined statements of operations, and $
(51,010)
and $
(141,653)
for the three and nine months ended March 31, 2023, respectively, and $
(40,790)
and $
(130,267)
for the three and nine months ended March 31, 2022, respectively, are included in selling, general and administrative expenses.

MSGE SPINCO, INC [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
The following table summarizes the composition and amounts of the transactions with the Company’s affiliates. The significant components of these amounts are discussed below. These amounts are reflected in revenues and operating expenses in the accompanying combined statements of operations for Fiscal Years 2022, 2021 and 2020:

	Years Ended June 30,
	2022	2021	2020
Revenues	$115,370	$51,657	$18,955
Operating expenses (credits):
Revenue sharing expenses	17,279	558	110,002
Allocation of charges for venue usage to MSG Sports	—	—	(46,072)
Reimbursement under Arena License Arrangements	(25,827)	(9,717)	—
Cost reimbursement from MSG Sports	(38,254)	(36,502)	(116,946)
Corporate allocations to MSG Entertainment	(161,189)	(100,942)	(82,506)
Other operating expenses, net	4,995	4,041	794

Total operating expenses (credits), net (a)	$(202,996)	$(142,562)	$(134,728)

(a)
Of the total operating expenses, net, $
(9,347
), $
(930
) and $
71,722
for Fiscal Years 2022, 2021 and 2020, respectively, are included in direct operating expenses in the accompanying combined statements of operations, and $
(193,649
), $
(141,632
) and $
(206,450
) for Fiscal Years 2022, 2021 and 2020, respectively, are included as net credits in selling, general and administrative expenses.